Goodwill and Identifiable Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Balance - Beginning Balance	$ 706,823	$ 706,823	$ 0	$ 1,128,517
Change		0
Goodwill related to acquisition	616,826		706,823
Adjustment as a result of immaterial measurement period change	(195,132)
Balance - Ending Balance	$ 1,128,517	$ 706,823	$ 706,823	$ 1,128,517